Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000108850 | LongState Street Institutional U.S. Government Money Market Fund Premier ClassFR_7839989D1_4.272289_2030-12-31
Holdings [Line Items]
Percent of Total Investments	12.20%
C000108850 | LongMicrosoft Corp.FR_594918104
Holdings [Line Items]
Percent of Total Investments	5.30%
C000108850 | LongApple, Inc.FR_037833100
Holdings [Line Items]
Percent of Total Investments	5.30%
C000108850 | LongAmazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.70%
C000108850 | LongAlphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Total Investments	3.30%
C000108850 | LongMeta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.20%
C000108850 | LongNVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Total Investments	3.10%
C000108850 | LongFanatics Holdings, Inc.FR_943EHVII6
Holdings [Line Items]
Percent of Total Investments	2.50%
C000108850 | LongHome Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Total Investments	2.30%
C000108850 | LongTJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Total Investments	2.20%
C000108850 | ShortProgressive Corp.FR_743315103
Holdings [Line Items]
Percent of Total Investments	(0.60%)
C000108850 | ShortGoldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108850 | ShortInterpublic Group of Cos., Inc.FR_460690100
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108850 | ShortNordstrom, Inc.FR_655664100
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108850 | ShortLamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108850 | ShortJ.M. Smucker Co.FR_832696405
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108850 | ShortExelon Corp.FR_30161N101
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108850 | ShortAmer Sports, Inc.FR_G0260P102
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108850 | ShortMoelis & Co.FR_60786M105
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108850 | ShortConsolidated Edison, Inc.FR_209115104
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108850 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	82.00%
Percent of Net Short Exposure	(13.30%)
C000108850 | Master Limited Partnerships and Limited Partnerships
Holdings [Line Items]
Percent of Net Long Exposure	2.70%
Percent of Net Short Exposure	0.00%
C000108850 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	1.20%
Percent of Net Short Exposure	0.00%
C000108850 | Convertible Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Percent of Net Short Exposure	0.00%
C000108850 | Loan Assignments
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000108850 | Purchased Option Contracts
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[1]
Percent of Net Short Exposure	0.00%
C000108850 | Corporate Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[1]
Percent of Net Short Exposure	0.00%
C000108850 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	10.20%
Percent of Net Short Exposure	0.00%
C000108851 | LongState Street Institutional U.S. Government Money Market Fund Premier ClassFR_7839989D1_4.272289_2030-12-31
Holdings [Line Items]
Percent of Total Investments	12.20%
C000108851 | LongMicrosoft Corp.FR_594918104
Holdings [Line Items]
Percent of Total Investments	5.30%
C000108851 | LongApple, Inc.FR_037833100
Holdings [Line Items]
Percent of Total Investments	5.30%
C000108851 | LongAmazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.70%
C000108851 | LongAlphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Total Investments	3.30%
C000108851 | LongMeta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.20%
C000108851 | LongNVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Total Investments	3.10%
C000108851 | LongFanatics Holdings, Inc.FR_943EHVII6
Holdings [Line Items]
Percent of Total Investments	2.50%
C000108851 | LongHome Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Total Investments	2.30%
C000108851 | LongTJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Total Investments	2.20%
C000108851 | ShortProgressive Corp.FR_743315103
Holdings [Line Items]
Percent of Total Investments	(0.60%)
C000108851 | ShortGoldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108851 | ShortInterpublic Group of Cos., Inc.FR_460690100
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108851 | ShortNordstrom, Inc.FR_655664100
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108851 | ShortLamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108851 | ShortJ.M. Smucker Co.FR_832696405
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108851 | ShortExelon Corp.FR_30161N101
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108851 | ShortAmer Sports, Inc.FR_G0260P102
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108851 | ShortMoelis & Co.FR_60786M105
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108851 | ShortConsolidated Edison, Inc.FR_209115104
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108851 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	82.00%
Percent of Net Short Exposure	(13.30%)
C000108851 | Master Limited Partnerships and Limited Partnerships
Holdings [Line Items]
Percent of Net Long Exposure	2.70%
Percent of Net Short Exposure	0.00%
C000108851 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	1.20%
Percent of Net Short Exposure	0.00%
C000108851 | Convertible Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Percent of Net Short Exposure	0.00%
C000108851 | Loan Assignments
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000108851 | Purchased Option Contracts
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[2]
Percent of Net Short Exposure	0.00%
C000108851 | Corporate Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[2]
Percent of Net Short Exposure	0.00%
C000108851 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	10.20%
Percent of Net Short Exposure	0.00%
C000108852 | LongState Street Institutional U.S. Government Money Market Fund Premier ClassFR_7839989D1_4.272289_2030-12-31
Holdings [Line Items]
Percent of Total Investments	12.20%
C000108852 | LongMicrosoft Corp.FR_594918104
Holdings [Line Items]
Percent of Total Investments	5.30%
C000108852 | LongApple, Inc.FR_037833100
Holdings [Line Items]
Percent of Total Investments	5.30%
C000108852 | LongAmazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.70%
C000108852 | LongAlphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Total Investments	3.30%
C000108852 | LongMeta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.20%
C000108852 | LongNVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Total Investments	3.10%
C000108852 | LongFanatics Holdings, Inc.FR_943EHVII6
Holdings [Line Items]
Percent of Total Investments	2.50%
C000108852 | LongHome Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Total Investments	2.30%
C000108852 | LongTJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Total Investments	2.20%
C000108852 | ShortProgressive Corp.FR_743315103
Holdings [Line Items]
Percent of Total Investments	(0.60%)
C000108852 | ShortGoldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108852 | ShortInterpublic Group of Cos., Inc.FR_460690100
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108852 | ShortNordstrom, Inc.FR_655664100
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108852 | ShortLamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108852 | ShortJ.M. Smucker Co.FR_832696405
Holdings [Line Items]
Percent of Total Investments	(0.50%)
C000108852 | ShortExelon Corp.FR_30161N101
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108852 | ShortAmer Sports, Inc.FR_G0260P102
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108852 | ShortMoelis & Co.FR_60786M105
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108852 | ShortConsolidated Edison, Inc.FR_209115104
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000108852 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	82.00%
Percent of Net Short Exposure	(13.30%)
C000108852 | Master Limited Partnerships and Limited Partnerships
Holdings [Line Items]
Percent of Net Long Exposure	2.70%
Percent of Net Short Exposure	0.00%
C000108852 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	1.20%
Percent of Net Short Exposure	0.00%
C000108852 | Convertible Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Percent of Net Short Exposure	0.00%
C000108852 | Loan Assignments
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000108852 | Purchased Option Contracts
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[3]
Percent of Net Short Exposure	0.00%
C000108852 | Corporate Bonds
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[3]
Percent of Net Short Exposure	0.00%
C000108852 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	10.20%
Percent of Net Short Exposure	0.00%

[1]	Represents less than 0.05% of net assets of the Fund.
[2]	Represents less than 0.05% of net assets of the Fund.
[3]	Represents less than 0.05% of net assets of the Fund.